Filed Pursuant to Rule 497(c)
                                      Registration Nos. 333-140895 and 811-22019





CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                December 5, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:    First Trust Exchange-Traded AlphaDEX(R) Fund
              (Registration Nos. 333-140895, 811-22019)
             --------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of a Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on December 1, 2017. The Registration Statement relates First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, First Trust Utilities AlphaDEX(R) Fund, First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Mega Cap AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Small Cap Value AlphaDEX(R) Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/ Morrison C. Warren
                                              --------------------------
                                              Morrison C. Warren

Enclosures